January 1, 2026 (as revised September 14, 2026)

American Century Investments
Prospectus

	Ticker:	Exchange:
American Century® Core Plus Income ETF	ABND	NYSE Arca, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	5
Portfolio Management	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
Objectives, Strategies and Risks	7
Management	12
Investing in the Fund	14
Share Price and Distributions	16
Taxes	18
Additional Information	20
Financial Highlights	21

©2026 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks to provide a high level of current income and total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.29%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.32%
1    The management fee has been restated to reflect the decrease in the management fee schedule effective September 14, 2026.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$33	$103	$180	$406
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 163% of the average value of its portfolio.
Principal Investment Strategies
The fund invests in various sectors of the fixed income market holding instruments such as corporate bonds and notes, government securities, securitized credit instruments, and emerging markets debt securities. The fund invests primarily in investment-grade securities, but may invest up to 35% of its portfolio in below investment grade securities. The portfolio managers select securities using a sector rotation approach that integrates proprietary fundamental research and quantitative model inputs, such as economic activity, inflation and monetary policy, and technical analysis of relative value among various sectors. The fund invests in both investment-grade and high-yield debt securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets currencies. The fund may also invest in certain equity securities such as preferred stock, convertible securities (including contingent convertible securities), or equity equivalents provided that such investments are consistent with the fund’s investment objectives. The fund has no average maturity or duration limitations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities. The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
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The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns.
Principal Risks
•Interest Rate Risk — Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Credit Risk — The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•High-Yield Risk — Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
•Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the PCAOB with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
•Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
Futures contracts may experience dramatic price changes and imperfect correlations between the price of the contract and the underlying security, index or currency.
Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may also be considered illiquid.
Foreign currency forward contracts and other derivatives contracts on foreign currencies involve a risk of loss if currency exchange rates move against the fund’s position.
•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the fund may hold cash or sell investments.
•Collateralized Obligations Risk — Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the
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underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Lower rated tranches of such debt are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
•Convertible Securities Risk — The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby cancelling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.
•Preferred Securities Risk — Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to a company’s other debt which subjects them to greater credit risk . Generally, holders of preferred securities have no voting rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities and may have less upside potential than common stock.
•Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
•Cash Transactions Risk — The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
•Liquidity Risk — During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•High Portfolio Turnover Risk — The fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.
•Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Market Risk — The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the issuers whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
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fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may therefore have a material upward or downward effect on the market price of the shares.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (4Q 2023): 6.58% Lowest Performance Quarter (2Q 2022): -5.20%
As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.78%.

Average Annual Total Returns For the calendar year ended December 31, 2024	1 year	Since Inception	Inception Date
American Century Core Plus Income ETF Shares
Return Before Taxes	5.22%	0.61%	06/29/2021
Return After Taxes on Distributions	2.70%	-1.33%	06/29/2021
Return After Taxes on Distributions and Sale of Fund Shares	3.06%	-0.37%	06/29/2021
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-2.02%	—
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Charles Tan, Chief Investment Officer, Global Fixed Income, and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 2018.
Stephen Bartolini, CFA, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2024.
Jason Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019.
Paul Norris, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2023.
Purchase and Sale of Fund Shares
The fund is an ETF. Fund shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (bid-ask spread). Investors can find information on the fund’s NAV, market price, premiums and discounts, and bid-ask spread at americancentury.com.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the advisor and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks to provide a high level of current income and total return.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Trustees without approval by shareholders upon 30 days’ notice.
What are the fund’s principal investment strategies?
The fund invests in fixed income securities such as corporate bonds and notes, government securities, securitized credit instruments, and emerging markets debt securities. The fund invests primarily in investment-grade securities, but may invest up to 35% of its portfolio in below investment grade securities. The portfolio managers select securities using a sector rotation approach that integrates proprietary fundamental research and quantitative model inputs, such as economic activity, inflation and monetary policy, and technical analysis of relative value among various sectors. The fund invests in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality.

High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.

The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets debt securities. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change, but as of September 30, 2025, included: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg , the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The fund may also invest in certain equity securities such as preferred stock, convertible securities (including contingent convertible securities) or equity equivalents provided that such investments are consistent with the fund’s investment objectives. The fund has no average maturity or duration limitations.
In addition to the debt securities described above, the fund may invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivatives include options, futures contracts, options on futures contracts, and swaps (such as interest rate swaps and credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities. The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains. For temporary defensive purposes, the fund may invest without limit in securities that are inconsistent with the fund’s principal investment strategies, such as cash, cash equivalents, money market instruments or other high quality short-term investments. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
The fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The portfolio managers decide which debt securities to buy and sell by:
• identifying debt securities that satisfy the fund’s credit quality standards
• determining which debt securities help the fund meet its maturity requirements
• assessing current and anticipated interest rates
• evaluating current economic conditions and the risk of inflation
• evaluating special features of the debt securities that may make them more or less attractive to alternatives.
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When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information. Portfolio holdings can be viewed online at americancentury.com.
What are the principal risks of investing in the fund?
•Interest Rate Risk — Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The degree to which interest rate changes affect the fund’s performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Credit Risk — Credit risk is the risk that the inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
•High-Yield Risk — Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities are speculative.
•Foreign Securities Risk — The fund may invest in the securities of foreign issuers, which are generally riskier than U.S. securities. In addition, investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of issuers located in foreign developed countries. As a result, the fund may be subject to foreign and emerging market risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. In addition, foreign and emerging market securities can have reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. For these and other reasons, securities of foreign and emerging market issuers are often more volatile, less liquid and harder to value than those of U.S. issuers.
•Emerging Markets Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
•Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment.
Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
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Swap agreements are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index). Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Swap agreements may also be considered illiquid.
A foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Foreign currency forward contracts and other derivatives contracts on foreign currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts also subject the fund to the risk that the counterparty to the transaction may not meet its obligations.
•Bank Loan Risk — Investments in bank loans, loans made by banks or other financial intermediaries to borrowers, require the fund to depend primarily upon the creditworthiness of the borrower for payment of principal and interest, exposing the fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the fund may hold cash or sell investments. Some bank loan interests may not be considered securities or registered under the Securities Act of 1933 and, therefore, not afforded the protections of the federal securities laws.
•Collateralized Obligation Risk — Collateralized obligations, such as collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs), are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the debt obligation in which the fund invests. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Lower rated tranches of such debt are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. Generally, the lender is not allowed to monitor the borrower’s performance, declare default, or force borrowers into bankruptcy. In this type of loan, lenders rely on restrictive covenants to prevent a company from engaging in specified actions such as taking on additional debt. Generally, such covenants are precipitated only by an affirmative breach by the borrower, as opposed to a decline in the borrower’s financial condition. Thus, the fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
•Convertible Securities Risk — The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price. Contingent convertible securities (sometimes referred to as CoCos or Additional Tier 1 Instruments) are subject to additional risks. Under certain circumstances, CoCos may be subject to automatic write-down of the principal amount or value of the securities, sometimes to zero, thereby cancelling the securities. If such an event occurs, the fund may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, the fund may not be able to collect interest payments or dividends on such securities. CoCos are often rated below investment grade and are subject to the risks of high-yield securities.
•Preferred Securities Risk — Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to a company’s other debt which subjects them to greater credit risk . Generally, holders of preferred securities have no voting rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities and may have less upside potential than common stock.
•Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
•Cash Transactions Risk — ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. However, because the fund may effect redemptions in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the fund recognizes gain on these sales, this generally will cause the fund to recognize gain it might not otherwise have recognized, or to
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recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which may be higher than if the fund sold and redeemed its shares in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. To the extent that these costs are not offset by a transaction fee, the fund may bear the expense.
•Liquidity Risk — The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value.
•High Portfolio Turnover Risk — The fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.
•Market Trading Risk — Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads.
Shares of the fund may trade in the secondary market at times when the fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the fund accepts purchase and redemption orders. Secondary market trading in fund shares may be halted by a stock exchange because of market conditions or other reasons, and may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of fund shares will continue to be met or will remain unchanged. In addition, during a “flash crash,” the market prices of the fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell fund shares at these temporarily low market prices.
Shares of the fund may trade at prices other than NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. While the creation/redemption feature is designed to make it likely that the fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, market prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the fund that differ significantly from its NAV. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
When buying or selling shares of the fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has a lot of trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.
•Market Risk — The value of the fund’s shares depends on the value of the bonds and other securities it owns. The value of the individual securities the fund owns will go up and down, sometimes rapidly or unpredictably, depending on the performance of the issuers that issued them, general market and economic conditions and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a
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mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation), especially in periods of rising interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may therefore have a material upward or downward effect on the market price of the shares.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
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Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. The majority of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940 (Investment Company Act).
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing investment companies since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. The advisor pays all expenses of managing and operating the fund, other than the management fee payable to the advisor, brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses, and expenses incurred in connection with the provision of shareholder and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act (if any). The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor As a Percentage of Average Net Assets for the Fiscal Year Ended August 31, 2025
American Century Core Plus Income ETF	0.35%
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available on the fund’s website and filed on the fund’s Form N-CSR for the fiscal period ended August 31, 2025.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Fixed Income Investment Committee, which is responsible for periodically adjusting the fund’s dynamic investment parameters based on economic and market conditions. All portfolio managers listed below are responsible for security selection and portfolio construction for the fund within these parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
Charles Tan (Global Fixed Income Investment Committee Representative)
Mr. Tan, Chief Investment Officer, Global Fixed Income, and Senior Vice President, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.
Stephen Bartolini (Global Fixed Income Investment Committee Representative)
Mr. Bartolini, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2024. Prior to joining American Century, Mr. Bartolini worked at T. Rowe Price as a portfolio manager and co-head of the lobal Interest Rate and Currency strategy team. He has a bachelor’s degree in economics from George Washington University and an
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MBA in finance from the Robert H. Smith School of Business, University of Maryland. He is a CFA charterholder and member of the CFA Institute.
Jason Greenblath (Global Fixed Income Investment Committee Representative)
Mr. Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments as head of U.S. investment grade credit from 2018 to 2019, head of U.S. investment grade credit research from 2014 to 2018 and as a portfolio manager from 2012 to 2018. He has a bachelor’s degree in finance from Pennsylvania State University.
Paul Norris (Global Fixed Income Investment Committee Representative)
Paul Norris, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2023. Prior to joining American Century, Mr. Norris was the Managing Director and Head of Structured Products at Conning Asset Management. He has a bachelor’s of science in business administration from Towson University and an MBA in finance from The University of Maryland.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Trustees and/or the advisor may change any other policies, including the fund’s investment objective, or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
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Investing in the Fund
Buying and Selling Shares
Shares of the fund may be acquired or redeemed directly from the fund only in Creation Units or multiples thereof, as discussed below. Only an authorized participant may engage in creation and redemption transactions directly with the fund. Once created, shares of the fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. American Century ETF Trust (the trust) does not impose any minimum investment for shares of the fund purchased on an exchange. Shares of the fund trade under the following ticker symbol: ABND.
Buying or selling fund shares on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has a lot of trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity.
The fund’s primary listing exchange is NYSE Arca, Inc., which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Book Entry
Shares of the fund are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding shares of the fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Frequent Trading Practices
The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of fund shares (frequent trading). The Board of Trustees believes that a frequent trading policy is unnecessary because fund shares are listed for trading on a national securities exchange. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the fund’s portfolio securities after the close of the primary markets for the fund’s portfolio securities and the reflection of that change in the fund’s NAV (market timing), because the fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions.
Investments by Other Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for an unaffiliated registered investment company to invest in shares of the fund beyond the limitations of Section 12(d)(1) pursuant to Rule 12d1-4, the registered investment company must enter into an agreement with the trust.
Creations and Redemptions
Prior to trading in the secondary market, shares of the fund are “created” at NAV by market makers, large investors and institutions only in block-size units, called “Creation Units.” All orders to purchase Creation Units must be placed by or through an authorized participant that has entered into an authorized participant agreement (AP Agreement) with Foreside Fund Services, LLC (the distributor). Only an authorized participant may create or redeem Creation Units directly with the fund.
A creation transaction, which is subject to acceptance by the trust, generally takes place when an authorized participant deposits into the fund a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities) in exchange for a
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specified number of Creation Units. With respect to the fund, these deposits are generally in cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). With respect to the fund, redemptions are generally on an in-kind basis, but the fund reserves the right to meet redemptions in cash. Except when aggregated in Creation Units, shares are not redeemable by the fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in a proper form under the AP Agreement. The portfolio of securities required for purchase of a Creation Unit is generally the same as the portfolio of securities the fund will deliver upon redemption of fund shares, except under certain circumstances. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change such orders.
Creations and redemptions must be made through a firm that is either a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the distributor. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the fund’s statement of additional information (SAI).
Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund a “distribution,” as such term is used in the Securities Act of 1933 (Securities Act), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.
In addition, certain affiliates of the fund and the advisor may purchase and resell fund shares pursuant to this prospectus.
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Share Price and Distributions
Share Price
The price of fund shares is based on market price. The trading prices of the fund’s shares in the secondary market generally differ from the fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.
Calculation of NAV
American Century Investments will price the fund shares purchased or redeemed by authorized participants based on the net asset value (NAV) next determined after an order is received in good order by the fund’s transfer agent. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of the fund is the current value of the fund’s assets, minus any liabilities, divided by the number of shares of the fund outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Trustees oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures.
Fixed income securities are generally valued using prices obtained from approved independent pricing services approved by the valuation designee or market quotations provided by dealers. Pricing services will generally provide evaluated prices based on accepted industry conventions, which may require the service to use its own discretion. Evaluated prices are commonly derived through utilization of market models that take into consideration various market factors, assumptions and security characteristics including, but not limited to, trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security-specific information. The use of different models or inputs may result in pricing services determining a different price for the same security. The methods used by the pricing services and the valuations so established are reviewed by the valuation designee under the oversight of the Board of Trustees.
Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the valuation designee determines that the valuation methods mentioned above do not reflect the security's fair value, the valuation designee will use other valuation methodologies to value a security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase or sell fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
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The fund generally expects to pay distributions from net income, if any, monthly. The fund generally pays distributions from realized capital gains, if any, once a year. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.
Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the fund. Distributions may be automatically reinvested in whole fund shares only if you purchased the shares through a broker that makes such option available.
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Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period and the stock was not on loan at the time of the dividend.

The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
You will receive information regarding the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your sales of fund shares are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the sale of fund shares, the reinvestment in additional fund shares within 30 days before or after the sale may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified that your Social Security number or tax identification number is correct and that you are not subject to withholding, you may be subject to backup withholding at the applicable federal withholding tax rate on taxable dividends, capital gains distributions and proceeds from the sale of fund shares.
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Taxes on Creations and Redemptions of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gain or loss. Any loss upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
If a fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.
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Additional Information
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Board of Trustees has adopted a 12b-1 plan that allows the fund to pay annual fees not to exceed 0.25% to the distributor for distribution and individual shareholder services. However, the Board of Trustees has determined not to authorize payment of a 12b-1 plan fee at this time.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, to the extent that a fee is authorized, the fund will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The advisor or its affiliates may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The advisor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. The advisor and its affiliates may also pay fees related to obtaining data regarding intermediary or financial advisor activities to assist American Century with sales reporting, business intelligence and training and education opportunities. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described in this paragraph is determined by the advisor or its affiliates, and all such amounts are paid out of their available assets, and not paid by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
20

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the fund is not five years old).
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio — the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio — the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover — the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s Form N-CSR, which is available upon request.
21

American Century Core Plus Income ETF

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2025	$44.37	2.52	0.07	2.59	(2.65)	0.00(4)	$44.31	6.07%	0.36%	5.78%	163%	$175,026
2024	$42.57	2.46	1.78	4.24	(2.46)	0.02	$44.37	10.44%	0.36%	5.74%	147%	$188,556
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(5)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%	3.08%	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.
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Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semiannual financial statements. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s Form N-CSR for the fiscal period ended August 31, 2025.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and other information such as fund financial statements, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 833-ACI-ETFS

Investment Company Act File No. 811-23305
CL-PRS-97141 2609

January 1, 2026 (as revised September 14, 2026)

American Century Investments
Prospectus

	Ticker:	Exchange:
American Century® Ultrashort Income ETF	FUSI	NYSE Arca, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	5
Portfolio Management	5
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
Objectives, Strategies and Risks	7
Management	12
Investing in the Fund	14
Share Price and Distributions	16
Taxes	18
Additional Information	20
Financial Highlights	21

©2026 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.19%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.19%
1    The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$19	$61	$107	$243
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers select securities using a sector rotation approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. A proprietary macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. The fund’s sector allocation process attempts to identify undervalued sectors of the floating rate debt market using fundamental analysis of current and historical spreads and expected returns. The sector analysis combined with the macroeconomic framework determines the fund’s sector allocations. Next, portfolio managers select individual securities using in-depth fundamental analysis focusing on a security’s management, credit quality metrics, event risk, and capital structure. As the market environment and investment opportunities change, sector exposures shift to those sectors that the process identifies as offering better relative yield and capital appreciation potential. As sector allocations evolve, portfolio managers buy and sell securities to meet those allocations and the fund’s credit quality standards.
The fund invests principally in securitized credit instruments, including collateralized loan obligations, credit risk transfer securities, floating rate commercial mortgage securities, and mortgage- or asset-backed securities. The fund may also invest in bank loans, including loan participations, and other corporate and U.S. government related floating rate debt. The fund’s average duration will be less than one year. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates.
The fund invests in securities that, at the time of purchase, are investment grade. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. The fund may indirectly gain exposure through its investments in CLOs to covenant-lite loans.
The fund may also utilize derivative instruments including futures contracts and credit default swaps either on a single issuer or a securities index. The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
Principal Risks
•Floating Rate Securities Risk — Floating rate securities pay interest at rates that adjust at predetermined dates on a periodic basis. Securities with floating interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates.
•Credit Risk — The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•Collateralized Obligations Risk — Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Lower rated tranches of such debt are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. The fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
•Credit Risk Transfer Securities Risk — The risks of investing in CRTs are different than the risks associated with investing in mortgage-backed securities issued by government entities because CRTs are not backed by the underlying mortgage loans. While the performance of the pool of underlying mortgage loans will impact the payment of principal and interest on a CRT, the CRT holders are never paid the actual cash flow from the underlying mortgage loans. And in the event of default, bankruptcy, or insolvency, the holder of the CRT has no direct recourse to the underlying mortgage loans.
•Structured Investments Risk — Structured investments, including CLOs, CRTs, Mortgage-Backed Securities (MBS), and Asset-Backed Securities (ABS), attempt to replicate the performance of underlying reference assets, but generally have no claim on such reference assets. Structured investments may have credit ratings, but are typically issued in various classes with various priorities. Structured investments are generally privately offered and sold and thus unregistered under the securities laws. Thus, such investments may be illiquid, or a dealer market may exist for structured investments that qualify for Rule 144A transactions.
•Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties. Such risk may be due to the counterparty’s financial condition—including bankruptcy or insolvency. If a counterparty cannot fulfill its obligation, the fund may suffer losses.
•Liquidity Risk — During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.
•Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment.
Futures contracts may experience dramatic price changes and imperfect correlations between the price of the contract and the underlying security, index or currency, and thus have the potential for unlimited loss, regardless of the size of the initial investment.

Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may also be considered illiquid.
•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the fund may hold cash or sell investments.
•Cash Transactions Risk — The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
•Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Market Risk — The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the issuers whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may therefore have a material upward or downward effect on the market price of the shares.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2024): 1.84% Lowest Performance Quarter (4Q 2024): 1.27%
As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 3.97%.

Average Annual Total Returns For the calendar year ended December 31, 2024	1 year	Since Inception	Inception Date
American Century Ultrashort Income ETF Shares
Return Before Taxes	6.48%	6.92%	03/14/2023
Return After Taxes on Distributions	3.90%	4.30%	03/14/2023
Return After Taxes on Distributions and Sale of Fund Shares	3.81%	4.16%	03/14/2023
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	2.84%	—
Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.32%	5.30%	—
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Charles Tan, Chief Investment Officer, Global Fixed Income, and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 2018.
Jason Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019.
Paul Norris, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2023.

Purchase and Sale of Fund Shares
The fund is an ETF. Fund shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (bid-ask spread). Investors can find information on the fund’s NAV, market price, premiums and discounts, and bid-ask spread at americancentury.com.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the advisor and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Trustees without approval by shareholders upon 30 days’ notice.
What are the fund’s principal investment strategies?
The portfolio managers select securities using a sector rotation approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. The investment process is guided by a proprietary macroeconomic framework that analyzes economic activity, inflation, and monetary policy to provide top-down interest rate and duration guidelines for the fund. The fund’s sector allocation process attempts to identify undervalued sectors of the floating rate debt market using fundamental analysis of current and historical spreads and expected returns based on various economic outlooks. The results of that analysis are then viewed in conjunction with the macroeconomic framework to inform the fund’s sector allocation decisions. Once the sector allocations have been established, portfolio managers select individual securities using in-depth fundamental analysis designed to provide a detailed understanding of the credit worthiness of a security and its related market. This analysis focuses on management, credit quality metrics, event risk, and capital structure analysis. As the market environment and investment opportunities change, sector exposures shift to those sectors that the process identifies as offering better relative yield and capital appreciation potential. The portfolio managers utilize the process on an ongoing basis to buy securities that fit the fund’s evolving sector allocations and credit quality standards and sell those securities that do not.
The fund invests principally in securitized credit instruments, including collateralized loan obligations, credit risk transfer securities, floating rate commercial mortgage securities, and mortgage- or asset-backed securities. Collateralized loan obligations (CLOs) are trusts or other special purpose entities that are typically collateralized by a pool of loans, including senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The fund generally invests in CLOs with a minimum initial total offering size of $100 million. The fund may invest in any tranche of CLOs, subject to the fund’s limitation on investment in below investment grade securities. CLOs are generally required to adhere to certain diversification rules established by the CLO issuer to mitigate against the risk of concentrated defaults within a given industry. The fund may indirectly gain exposure through its investments in CLOs to covenant-lite loans. This loan type contains fewer or less restrictive limitations on the borrower than other types of loans. Credit risk transfer securities (CRTs) transfer the credit risk related to certain types of mortgage-backed securities to the owner of the credit risk transfer. Government entities, such as Fannie Mae or Freddie Mac, primarily issue CRTs. CRTs trade in an active over the counter market facilitated by well-known investment banks. CRTs are unguaranteed and unsecured fixed or floating rate general obligations. Holders of CRTs receive compensation for providing credit protection to the issuer. The issuer of the CRT selects the pool of mortgage loans based on that entity’s eligibility criteria, and the performance of the CRTs will be directly affected by the selection of such underlying mortgage loans. The fund may also invest in bank loans, including loan participations, and other corporate and U.S. government related floating rate debt.
The fund’s average duration will be less than one year. Duration, which is an indication of the relative sensitivity of a security’s market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest and expressed in years. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. For example, if the weighted average duration of a fund’s portfolio is two years, a 2% change in the value of the fund’s portfolio would be expected for every 1% change in interest rates.
The fund invests in securities that, at the time of purchase, are investment grade securities.

Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality.

The fund may also utilize derivative instruments including futures contracts and credit default swaps either on a single issuer or a securities index. The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
For temporary defensive purposes, the fund may invest without limit in securities that are inconsistent with the fund’s principal investment strategies, such as cash, cash equivalents, money market instruments or other high quality short-term investments. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
The fund is an actively managed ETF that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information. Portfolio holdings can be viewed online at americancentury.com.
What are the principal risks of investing in the fund?
•Floating Rate Securities Risk — Floating rate securities pay interest at rates that adjust at predetermined dates on a periodic basis. Securities with floating interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Floating rate securities are subject to credit, liquidity, and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Credit Risk — Credit risk is the risk that the inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial, or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. The fund considers credit quality at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
•Collateralized Obligation Risk — Collateralized obligations, such as collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs), are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the debt obligation in which the fund invests. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets. Lower rated tranches of such debt are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. Some of the collateralized obligations in which the fund invests may be covenant-lite loans. Covenant-lite loans contain fewer or less restrictive constraints on the borrower. Generally, the lender is not allowed to monitor the borrower’s performance, declare default, or force borrowers into bankruptcy. In this type of loan, lenders rely on restrictive covenants to prevent a company from engaging in specified actions such as taking on additional debt. Generally, such covenants are precipitated only by an affirmative breach by the borrower, as opposed to a decline in the borrower’s financial condition. Thus, the fund may have fewer rights against a borrower and an accompanying greater risk of loss when it invests in covenant-lite loans.
•Credit Risk Transfer Securities Risk — The risks of investing in CRTs are different than the risks associated with investing in mortgage-backed securities issued by government entities because CRTs are not backed by the underlying mortgage loans. While the performance of the pool of underlying mortgage loans impacts the payment of principal and interest on a CRT, the cash flow from the underlying mortgage loans will never be paid to the CRT holders. And in the event of default, bankruptcy, or insolvency, the holder of the CRT has no direct recourse to the underlying mortgage loans. CRTs are issued in multiple tranches. Credit risk exposure is allocated in accordance with the seniority of the particular tranche, thus principal losses are first allocated to the most junior or subordinate tranches. CRTs may have collateral performance triggers that could stop principal payments to subordinate tranches. While an active over the counter market exists for trading CRTs, such securities may be less liquid than exchange-traded securities.
•Structured Investments Risk — Structured investments, including CLOs, CRTs, Mortgage-Backed Securities (MBS), and Asset-Backed Securities (ABS), attempt to replicate the performance of underlying assets but generally have no claim on such assets. Structured investments may have credit ratings, but are typically issued in various classes with various priorities. Structured investments are generally privately offered and sold and thus unregistered under the securities laws. Thus, such investments may be illiquid, or a dealer market may exist for structured investments that qualify for Rule 144A transactions. Senior and junior tranches of such investments may have floating or variable interest rates based on a reference rate and are subject to the risks associated with securities tied to such reference rate. Equity tranches of a structured investment typically represent the first loss position, are unrated, and are subject to higher risks. Equity tranches typically do not have a fixed coupons rather payments are based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates tied to a reference rate.
•Counterparty Risk — If the fund enters financial contracts, the fund will be subject to the credit risk presented by the counterparties. Such risk may be due to the counterparty’s financial condition—including bankruptcy or insolvency. If a counterparty cannot fulfill its obligation, the fund may suffer losses. The fund may be unable to recover its investment, may obtain limited recovery, or may experience a delay of recovery. While the fund intends to enter financial transactions with counterparties deemed creditworthy at the time of the transaction, analysis of a counterparty’s creditworthiness could be incorrect or could change due to market conditions. To the extent that a fund transacts with a limited number of counterparties, the fund will have greater exposure to the risks associated with those counterparties.
•Liquidity Risk — The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The degree to which interest rate changes affect the fund’s performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation), especially in periods of rising interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.
•Derivatives Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge. Gains or losses involving some derivatives may be substantial – in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment.
Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Purchase or sale of a futures contract may result in unlimited losses.
Swap agreements are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index). Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Swap agreements may also be considered illiquid.
•Bank Loan Risk — Investments in bank loans, loans made by banks or other financial intermediaries to borrowers, require the fund to depend primarily upon the creditworthiness of the borrower for payment of principal and interest, exposing the fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the fund may hold cash or sell investments. Some bank loan interests may not be considered securities or registered under the Securities Act of 1933 and, therefore, not afforded the protections of the federal securities laws.
•Cash Transactions Risk — ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. However, because the fund may effect redemptions in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the fund recognizes gain on these sales, this generally will cause the fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which may be higher than if the fund sold and redeemed its shares in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. To the extent that these costs are not offset by a transaction fee, the fund may bear the expense.
•Market Trading Risk — Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the fund’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the fund’s market price. This reduced effectiveness could result in fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads.
Shares of the fund may trade in the secondary market at times when the fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the fund accepts purchase and redemption orders. Secondary market trading in fund shares may be halted by a stock exchange because of market conditions or other reasons, and may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of fund shares will continue to be met or will remain unchanged. In addition, during a “flash crash,” the market prices of the fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell fund shares at these temporarily low market prices.
Shares of the fund may trade at prices other than NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. While the creation/redemption feature is designed to make it likely that the fund’s shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, market prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the fund that differ significantly from its NAV. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
When buying or selling shares of the fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has a lot of trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.
•Market Risk — The value of the fund’s shares depends on the value of the bonds and other securities it owns. The value of the individual securities the fund owns will go up and down, sometimes rapidly or unpredictably, depending on the performance of the issuers that issued them, general market and economic conditions and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may therefore have a material upward or downward effect on the market price of the shares.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. The majority of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940 (Investment Company Act).
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing investment companies since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the fund. The amount of the fee is calculated daily and paid monthly in arrears. The advisor pays all expenses of managing and operating the fund, other than the management fee payable to the advisor, brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses, and expenses incurred in connection with the provision of shareholder and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act (if any). The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor As a Percentage of Average Net Assets for the Fiscal Year Ended August 31, 2025
American Century Ultrashort Income ETF	0.27%
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available on the fund’s website and filed on the fund’s Form N-CSR for the fiscal period ended August 31, 2025.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Fixed Income Investment Committee, which is responsible for periodically adjusting the fund’s dynamic investment parameters based on economic and market conditions. The fund’s portfolio managers are responsible for security selection and portfolio construction for the fund within these parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
Charles Tan (Global Fixed Income Investment Committee Representative)
Mr. Tan, Chief Investment Officer, Global Fixed Income, and Senior Vice President, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.
Jason Greenblath (Global Fixed Income Investment Committee Representative)
Mr. Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments as head of U.S. investment grade credit from 2018 to 2019, head of U.S. investment grade credit research from 2014 to 2018 and as a portfolio manager from 2012 to 2018. He has a bachelor’s degree in finance from Pennsylvania State University.

Paul Norris (Global Fixed Income Investment Committee Representative)
Paul Norris, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2023. Prior to joining American Century, Mr. Norris was the Managing Director and Head of Structured Products at Conning Asset Management. He has a bachelor’s of science in business administration from Towson University and an MBA in finance from The University of Maryland.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Trustees and/or the advisor may change any other policies, including the fund’s investment objective, or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

Investing in the Fund
Buying and Selling Shares
Shares of the fund may be acquired or redeemed directly from the fund only in Creation Units or multiples thereof, as discussed below. Only an authorized participant may engage in creation and redemption transactions directly with the fund. Once created, shares of the fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. American Century ETF Trust (the trust) does not impose any minimum investment for shares of the fund purchased on an exchange. Shares of the fund trade under the following ticker symbol: FUSI.
Buying or selling fund shares on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the fund based on the fund’s trading volume and market liquidity, and is generally lower if the fund has a lot of trading volume and market liquidity, and higher if the fund has little trading volume and market liquidity.
The fund’s primary listing exchange is NYSE Arca, Inc., which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Book Entry
Shares of the fund are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding shares of the fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Frequent Trading Practices
The Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of fund shares (frequent trading). The Board of Trustees believes that a frequent trading policy is unnecessary because fund shares are listed for trading on a national securities exchange. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the fund’s portfolio securities after the close of the primary markets for the fund’s portfolio securities and the reflection of that change in the fund’s NAV (market timing), because the fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions.
Investments by Other Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for an unaffiliated registered investment company to invest in shares of the fund beyond the limitations of Section 12(d)(1) pursuant to Rule 12d1-4, the registered investment company must enter into an agreement with the trust.
Creations and Redemptions
Prior to trading in the secondary market, shares of the fund are “created” at NAV by market makers, large investors and institutions only in block-size units, called “Creation Units.” All orders to purchase Creation Units must be placed by or through an authorized participant that has entered into an authorized participant agreement (AP Agreement) with Foreside Fund Services, LLC (the distributor). Only an authorized participant may create or redeem Creation Units directly with the fund.
A creation transaction, which is subject to acceptance by the trust, generally takes place when an authorized participant deposits into the fund a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities) in exchange for a specified number of Creation Units. With respect to the fund, these deposits are generally in cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). With respect to the fund, redemptions are generally on an in-kind basis, but the fund reserves the right to meet redemptions in cash. Except when aggregated in Creation Units, shares are not redeemable by the fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in a proper form under the AP Agreement. The portfolio of securities required for purchase of a Creation Unit is generally the same as the portfolio of securities the fund will deliver upon redemption of fund shares, except under certain circumstances. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change such orders.
Creations and redemptions must be made through a firm that is either a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the distributor. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the fund’s statement of additional information (SAI).
Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund a “distribution,” as such term is used in the Securities Act of 1933 (Securities Act), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.
In addition, certain affiliates of the fund and the advisor may purchase and resell fund shares pursuant to this prospectus.

Share Price and Distributions
Share Price
The price of fund shares is based on market price. The trading prices of the fund’s shares in the secondary market generally differ from the fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.
Calculation of NAV
American Century Investments will price the fund shares purchased or redeemed by authorized participants based on the net asset value (NAV) next determined after an order is received in good order by the fund’s transfer agent. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of the fund is the current value of the fund’s assets, minus any liabilities, divided by the number of shares of the fund outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Trustees oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures.
Fixed income securities are generally valued using prices obtained from approved independent pricing services approved by the valuation designee or market quotations provided by dealers. Pricing services will generally provide evaluated prices based on accepted industry conventions, which may require the service to use its own discretion. Evaluated prices are commonly derived through utilization of market models that take into consideration various market factors, assumptions and security characteristics including, but not limited to, trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security-specific information. The use of different models or inputs may result in different pricing services determining a price for the same security. The methods used by the pricing services and the valuations so established are reviewed by the valuation designee under the oversight of the Board of Trustees.
Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the valuation designee determines that the valuation methods mentioned above do not reflect the security's fair value, the valuation designee will use other valuation methodologies to value a security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase or sell fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.

The fund generally expects to pay distributions from net income, if any, monthly. The fund generally pays distributions from realized capital gains, if any, once a year. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.
Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the fund. Distributions may be automatically reinvested in whole fund shares only if you purchased the shares through a broker that makes such option available.

Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period and the stock was not on loan at the time of the dividend.

The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
You will receive information regarding the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your sales of fund shares are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the sale of fund shares, the reinvestment in additional fund shares within 30 days before or after the sale may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified that your Social Security number or tax identification number is correct and that you are not subject to withholding, you may be subject to backup withholding at the applicable federal withholding tax rate on taxable dividends, capital gains distributions and proceeds from the sale of fund shares.

Taxes on Creations and Redemptions of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gain or loss. Any loss upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
If a fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

Additional Information
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Board of Trustees has adopted a 12b-1 plan that allows the fund to pay annual fees not to exceed 0.25% to the distributor for distribution and individual shareholder services. However, the Board of Trustees has determined not to authorize payment of a 12b-1 plan fee at this time.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, to the extent that a fee is authorized, the fund will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The advisor or its affiliates may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The advisor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. The advisor and its affiliates may also pay fees related to obtaining data regarding intermediary or financial advisor activities to assist American Century with sales reporting, business intelligence and training and education opportunities. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described in this paragraph is determined by the advisor or its affiliates, and all such amounts are paid out of their available assets, and not paid by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the fund is not five years old).
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio — the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio — the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover — the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund’s Form N-CSR, which is available upon request.

American Century Ultrashort Income ETF

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
2025	$50.88	2.72	0.01	2.73	(2.83)	(0.05)	(2.88)	0.00(4)	$50.73	5.52%	0.27%	5.36%	89%	$50,729
2024	$50.63	3.13	0.09	3.22	(3.15)	—	(3.15)	0.18	$50.88	6.99%	0.27%	6.18%	98%	$58,512
2023(5)	$50.00	1.41	0.19	1.60	(1.11)	—	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semiannual financial statements. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s Form N-CSR for the fiscal period ended August 31, 2025.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and other information such as fund financial statements, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 833-ACI-ETFS

Investment Company Act File No. 811-23305
CL-PRS-98029 2609